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                         UBS PACE SELECT ADVISORS TRUST
                    UBS PACE GLOBAL FIXED INCOME INVESTMENTS

                               SUPPLEMENT TO THE
             PROSPECTUSES RELATING TO CLASS A, CLASS B, CLASS C AND
                       CLASS Y ("MULTI-CLASS PROSPECTUS")
                       AND CLASS P ("CLASS P PROSPECTUS")
                DATED NOVEMBER 5, 2001, AS REVISED APRIL 8, 2002

                                                                 August 22, 2002

Dear Investor,

    The purpose of this supplement is to inform you of a change in portfolio manager for the above listed fund.

    IN THE SECTION TITLED "INVESTMENT ADVISORS AND PORTFOLIO MANAGERS" PLEASE NOTE THE FOLLOWING CHANGES CONCERNING UBS PACE GLOBAL FIXED INCOME INVESTMENTS WITH RESPECT TO FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES ("FFTW"), THE FUND'S CO-INVESTMENT ADVISOR.

    A. On page 51 of the Multi-Class Prospectus and page 48 of the Class P Prospectus, the second sentence of the eighth paragraph is replaced with the following:

          The portfolio manager is Stephen Chang, a market specialist in the New York based Sovereign Group of FFTW who manages other portfolios with similar mandates for FFTW.

    B. On page 51 of the Multi-Class Prospectus and page 48 of the Class P Prospectus, the fourth sentence of the eighth paragraph is replaced with the following:

          With the exception of Mr. Chang who has held fund responsibilities since August 2002, all other individuals have held their fund responsibilities since October 2000.

    C. On page 51 of the Multi-Class Prospectus and page 48 of the Class P Prospectus, the ninth paragraph is replaced with the following:

          Mr. Chang joined FFTW in 1997 from Morgan Stanley where he was an associate in the corporate treasury department. His primary responsibilities at Morgan Stanley included risk management, cash capital modeling and liquidity scenario analysis.

                                                                 Item No. ZS-158